Reserve for Share Based Payments (Tables)	12 Months Ended
Aug. 31, 2020
trx_JointVenturePaymentsForSecondExtensionYear
Disclosure of share-based payment arrangement activity [text block]
Year ended	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 8,374,041	$ 9,394,394
Share based compensation – Stock options	11,000	236,000
Conversion component of convertible loans	824,250	174,000
Transfer of reserve on conversion of convertible loans (Note 6)	(5,760,022)	(1,402,631)
Transfer of reserve on exercise of stock options	-	(27,722)
Balance at end of year	$ 3,449,269	$ 8,374,041